United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended:  6/30/04
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 4, 2004
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      25
Form 13F Information Table Value Total:      $233,576
                                            (thousands)
List of Other Included Managers:  NONE
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
                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    6,153,000  247,788.00 X                                30,140   54,458  163,190
BERKLEY WR CORP          COM       084423102    8,073,000  187,962.00 X                                25,625   37,870  124,467
CARDINAL HEALTH          COM       14149Y108   16,364,000  233,596.00 X                                30,030   48,828  154,738
CHOICEPOINT              COM       170388102   16,039,000  351,250.00 X                                44,740   69,760  236,750
CHUBB                    COM       171232101    7,125,000  104,499.00 X                                13,855   21,255   69,389
CINTAS CORP.             COM       172908105    8,854,000  185,719.00 X                                23,275   36,575  125,869
EXPRESS SCRIPTS          COM       302182100   42,835,000  540,629.00 X                                65,725  108,970  365,934
INTL SPEEDWAY CL A       COM       460335201   10,517,000  216,220.00 X                                27,600   48,183  140,437
IRON MOUNTAIN            COM       462846106   11,790,000  244,301.00 X                                30,752   53,152  160,397
KOHLS CORP               COM       500255104   10,124,000  239,450.00 X                                33,655   40,880  164,915
LAUREATE EDUCATION INC   COM       518613104    5,029,000  131,505.00 X                                15,925   25,810   89,770
LINCARE HOLDINGS         COM       532791100    4,802,000  146,121.00 X                                15,660   22,950  107,511
MOHAWK IND INC           COM       608190104    7,958,000  108,510.00 X                                18,900   21,715   67,895
NATL MEDICAL HLTH CARD   COM       636918302    5,846,000  217,230.00 X                                32,904   42,050  142,276
NAVIGATORS GROUP         COM       638904102   15,418,000  533,663.00 X                                50,905  130,623  352,135
PERFORMANCE FOOD GRP     COM       713755106    9,906,000  373,245.00 X                                50,305   77,300  245,640
STRAYER EDUCATION        COM       863236105   13,265,000  118,894.00 X                                13,090   23,711   82,093
WEIGHT WATCHERS INTL     COM       948626106    7,006,000  178,995.00 X                                23,140   36,625  119,230
WASHINGTON POST B        COM       939640108    5,539,000    5,956.00 X                                 1,061    1,109    3,786
ZEBRA TECHNOLOGIES       COM       989207105   16,529,000  189,980.00 X                                24,275   37,632  128,073
LARGE CAP VALUE INDEX    MF        464287408     908,000   15,848.00  X                                         11,948   3,900
S&P 500 INDEX            MF        464287200   1,567,000   13,675.00  X                                          6,025   7,650
S&P MIDCAP 400 INDEX     MF        464287507   1,330,000   10,933.00  X                                          7,958   2,975
TWEEDY BROWN GLBL VAL    MF        901165100     362,000   16,527.00  X                                         15,259   1,268
SPDR UNIT TR             MF        78462F103     237,000    2,068.00  X                                          2,068
TOTAL COMMON STOCK                             229,172,000
TOTAL MUTUAL FUNDS                               4,404,000
TOTAL COMMON STOCKS
AND MUTUAL FUNDS                               233,576,000

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